Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Revenues	$ 52,990,008	$ 46,884,584
Cost of revenues	(50,460,142)	(41,210,047)
Gross profit	2,529,866	5,674,537
Operating expenses:
Selling and marketing	17,822,898	11,636,367
General and administrative	3,829,891	3,780,718
Research and development	402,544	789,482
Total operating expenses	22,055,333	16,206,567
Operating loss	(19,525,467)	(10,532,030)
Other income (expenses):
Interest income	16,832	62,737
Interest expense	(35,054)	(38,511)
Other (loss)/ income, net	(298,566)	114,059
Total other (loss)/ income, net	(316,788)	138,285
(Loss) /income before income taxes	(19,842,255)	(10,393,745)
Income tax provision	(2,896,428)	(149,429)
Net loss	(22,738,683)	(10,543,174)
Net loss attributable to non-controlling interests	3,369,230	488,314
Net loss attributable to Happiness Development Group Limited	(19,369,453)	(10,054,860)
Other comprehensive income (loss):
Foreign currency translation adjustments	(4,606,029)	1,607,416
Comprehensive loss	(27,344,712)	(8,935,758)
Less: comprehensive income /(loss) attributable to non-controlling interests:	(80,764)	2,523,603
Comprehensive loss attributable to Happiness Development Group Limited	$ (27,425,476)	$ (6,412,155)
Basic and diluted earnings (loss) per ordinary share
Basic and diluted (in Dollars per share)	$ (0.48)	$ (0.37)
Weighted average number of ordinary shares outstanding
Basic and diluted (in Shares)	40,485,912	26,933,050